Stock Option Plan - Narrative (Details) (2005 Stock Incentive Option Plan)	12 Months Ended
Dec. 31, 2012
2005 Stock Incentive Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	1,500,000
Common shares available for future grants under the 2005 Plan	1,500,000
Stock option term	5 years